PUBLIC OFFERING (Details Narrative) - Distoken Acquisition Corporation [Member] - $ / shares				3 Months Ended	12 Months Ended
	Nov. 10, 2023	Feb. 17, 2023	Feb. 17, 2023	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2024
Subsidiary, Sale of Stock [Line Items]
Balance, shares	3,018,308			545,000	545,000
Share price		$ 10.20	$ 10.20		$ 10.00	$ 10.00
Number of shares issuable per warrant		1	1
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1	1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1	1
Number of units sold		1/10	1/10
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares		6,900,000	6,900,000
Share price		$ 10.00	$ 10.00
Warrant exercise price		$ 11.50	$ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Balance, shares		900,000	900,000
Share price		$ 10.00	$ 10.00
Number of shares issuable per warrant		900,000	900,000
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant exercise price		$ 1	$ 1